Basis of Preparation - Schedule of Major Classes of Assets and Liabilities Classified as Held for Sale (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022
Disclosure Of Basis Of Preparation [Abstract]
Trade and other receivables	$ 2,096,537
Prepaid expenses	204,610
Inventories	791,105
Building and building components	15,629,366
Laboratory and plant equipment	3,015,218
Intangible assets	97,203
Assets held for sale	21,834,039
Trade and other payables	3,314,508
Deferred revenues	12,928
Provisions	209,740	$ 0
Liabilities directly associated with assets held for sale	$ 3,537,176	$ 0